UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 33-56443

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments
As of June 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (16.3%)
	Limited Brands Inc.	962,150	36,995
	Ross Stores Inc.	461,112	36,944
*	Tempur-Pedic International Inc.	490,649	33,276
*	TRW Automotive Holdings Corp.	555,708	32,803
*	Fossil Inc.	262,100	30,854
	Dillard's Inc. Class A	570,620	29,752
	Williams-Sonoma Inc.	771,871	28,166
	Sotheby's	500,820	21,786
*	Dollar Tree Inc.	263,820	17,576
	Virgin Media Inc.	557,800	16,695
	Gannett Co. Inc.	1,151,350	16,487
	Whirlpool Corp.	189,311	15,395
*	Domino's Pizza Inc.	582,420	14,700
*,^ Coinstar Inc.		260,390	14,202
	Autoliv Inc.	170,514	13,377
*	CROCS Inc.	491,000	12,643
*	Iconix Brand Group Inc.	520,300	12,591
*	Panera Bread Co. Class A	98,062	12,323
	Advance Auto Parts Inc.	207,400	12,131
	Polaris Industries Inc.	102,941	11,444
*	Liberty Global Inc. Class A	252,031	11,352
	Buckle Inc.	263,400	11,247
*	Ulta Salon Cosmetics & Fragrance Inc.	172,700	11,153
*	Dana Holding Corp.	582,305	10,656
	Wyndham Worldwide Corp.	311,500	10,482
	Brinker International Inc.	404,250	9,888
*	Warnaco Group Inc.	181,859	9,502
*	Tenneco Inc.	198,395	8,743
	Bob Evans Farms Inc.	206,751	7,230
	Cracker Barrel Old Country Store Inc.	134,823	6,648
*	DineEquity Inc.	126,100	6,591
*	Cheesecake Factory Inc.	185,500	5,819
	Ameristar Casinos Inc.	244,700	5,802
	Finish Line Inc. Class A	264,300	5,656
*	Helen of Troy Ltd.	152,500	5,266
*	Chipotle Mexican Grill Inc. Class A	15,300	4,715
	Sinclair Broadcast Group Inc. Class A	330,540	3,629
	PF Chang's China Bistro Inc.	89,802	3,614
	Cablevision Systems Corp. Class A	91,700	3,320
*	Liberty Media Corp. - Capital	34,600	2,967
*	AFC Enterprises Inc.	136,445	2,245
	Service Corp. International	160,800	1,878
	Lincoln Educational Services Corp.	93,371	1,601
*	Pier 1 Imports Inc.	125,900	1,457
*	Journal Communications Inc. Class A	215,261	1,113
*	DSW Inc. Class A	21,100	1,068
	Cato Corp. Class A	36,294	1,045
*	Quiksilver Inc.	220,900	1,038
*	ITT Educational Services Inc.	12,600	986

*	Jakks Pacific Inc.	52,300	963
*	EW Scripps Co. Class A	95,300	922
*	Ruby Tuesday Inc.	84,450	910
	Blyth Inc.	16,600	836
*	Saks Inc.	69,934	781
*	Sirius XM Radio Inc.	335,000	734
	Harman International Industries Inc.	15,632	712
*	Biglari Holdings Inc.	1,760	688
	Weight Watchers International Inc.	8,620	651
			584,048
Consumer Staples (4.6%)
	Coca-Cola Enterprises Inc.	1,241,480	36,226
	Herbalife Ltd.	600,478	34,612
	Dr Pepper Snapple Group Inc.	822,808	34,500
*	Constellation Brands Inc. Class A	638,900	13,302
	Ruddick Corp.	187,950	8,183
	B&G Foods Inc. Class A	384,920	7,937
	Lancaster Colony Corp.	121,619	7,397
*	Boston Beer Co. Inc. Class A	63,800	5,717
	Corn Products International Inc.	102,500	5,666
*	Central Garden and Pet Co. Class A	424,879	4,313
	SUPERVALU Inc.	349,000	3,284
*	Smithfield Foods Inc.	69,360	1,517
^	Cal-Maine Foods Inc.	26,000	831
*	Elizabeth Arden Inc.	28,500	827
			164,312
Energy (7.5%)
	El Paso Corp.	2,034,254	41,092
	Helmerich & Payne Inc.	523,092	34,587
	Cimarex Energy Co.	303,891	27,326
	Pioneer Natural Resources Co.	299,300	26,808
	Core Laboratories NV	208,800	23,290
*	Newfield Exploration Co.	304,251	20,695
*,^ Western Refining Inc.		906,300	16,377
*	Whiting Petroleum Corp.	262,200	14,922
*	Complete Production Services Inc.	386,460	12,892
*	Rosetta Resources Inc.	145,745	7,512
	SEACOR Holdings Inc.	70,600	7,057
*	Stone Energy Corp.	174,812	5,313
*	ION Geophysical Corp.	464,800	4,397
*	Cloud Peak Energy Inc.	151,300	3,223
*	Oil States International Inc.	38,528	3,079
*	Gulfport Energy Corp.	95,696	2,841
	RPC Inc.	87,040	2,136
	Crosstex Energy Inc.	172,475	2,052
*	Clayton Williams Energy Inc.	26,500	1,591
*	OYO Geospace Corp.	13,850	1,385
	Alon USA Energy Inc.	122,300	1,378
	W&T Offshore Inc.	48,750	1,273
*	Warren Resources Inc.	325,000	1,238
*	Tetra Technologies Inc.	94,990	1,209
*	Energy Partners Ltd.	79,100	1,172
	Berry Petroleum Co. Class A	18,800	999
	Oceaneering International Inc.	23,400	948
*	Swift Energy Co.	23,100	861
*	Petroquest Energy Inc.	110,000	772

* Gran Tierra Energy Inc.	102,600	678
		269,103
Financials (17.9%)
* World Acceptance Corp.	461,183	30,240
Torchmark Corp.	457,997	29,376
* Arch Capital Group Ltd.	890,676	28,430
Discover Financial Services	974,725	26,074
Bank of Hawaii Corp.	536,164	24,942
Unum Group	946,085	24,106
American Financial Group Inc.	539,689	19,261
* American Capital Ltd.	1,728,489	17,164
* CB Richard Ellis Group Inc. Class A	675,200	16,954
KeyCorp	2,008,130	16,728
Plum Creek Timber Co. Inc.	397,300	16,107
Rayonier Inc.	239,764	15,669
Kimco Realty Corp.	828,000	15,434
Camden Property Trust	239,700	15,250
Ventas Inc.	263,328	13,880
CBL & Associates Properties Inc.	758,574	13,753
Validus Holdings Ltd.	416,700	12,897
Cash America International Inc.	213,500	12,355
* Ezcorp Inc. Class A	346,309	12,320
Sun Communities Inc.	324,743	12,116
Lexington Realty Trust	1,316,400	12,019
Comerica Inc.	341,000	11,788
Ashford Hospitality Trust Inc.	934,790	11,638
Bank of the Ozarks Inc.	217,860	11,342
Taubman Centers Inc.	178,750	10,582
* NASDAQ OMX Group Inc.	401,500	10,158
Post Properties Inc.	239,400	9,758
Nelnet Inc. Class A	426,312	9,404
Extra Space Storage Inc.	440,240	9,390
* Credit Acceptance Corp.	107,779	9,104
Hospitality Properties Trust	362,400	8,788
UMB Financial Corp.	185,388	7,764
Pennsylvania REIT	492,382	7,730
Moody's Corp.	186,200	7,141
Equity Lifestyle Properties Inc.	108,383	6,767
Brandywine Realty Trust	559,032	6,479
Colonial Properties Trust	313,160	6,388
CapitalSource Inc.	921,200	5,942
* First Industrial Realty Trust Inc.	498,825	5,712
City Holding Co.	158,905	5,249
Montpelier Re Holdings Ltd.	273,800	4,928
Allied World Assurance Co. Holdings Ltd.	83,800	4,825
New York Community Bancorp Inc.	317,670	4,762
* Signature Bank	79,900	4,570
BOK Financial Corp.	80,121	4,388
Provident Financial Services Inc.	293,425	4,202
International Bancshares Corp.	238,425	3,989
* iStar Financial Inc.	468,755	3,802
Astoria Financial Corp.	268,780	3,438
Community Bank System Inc.	132,561	3,286
Assurant Inc.	89,100	3,232
Highwoods Properties Inc.	96,046	3,182
^ First Financial Bankshares Inc.	88,965	3,065
Cathay General Bancorp	185,510	3,041

Glimcher Realty Trust	296,100	2,813
Reinsurance Group of America Inc. Class A	42,800	2,605
Commerce Bancshares Inc.	54,400	2,339
FBL Financial Group Inc. Class A	67,000	2,154
U-Store-It Trust	200,900	2,113
Endurance Specialty Holdings Ltd.	49,935	2,064
Bancfirst Corp.	49,783	1,922
* Forest City Enterprises Inc. Class A	102,505	1,914
Republic Bancorp Inc. Class A	92,511	1,841
Getty Realty Corp.	62,800	1,584
Tompkins Financial Corp.	39,520	1,551
Duke Realty Corp.	107,200	1,502
Dime Community Bancshares Inc.	100,898	1,467
* Texas Capital Bancshares Inc.	48,400	1,250
First Citizens BancShares Inc. Class A	6,500	1,217
Infinity Property & Casualty Corp.	20,071	1,097
Southside Bancshares Inc.	53,966	1,071
* Strategic Hotels & Resorts Inc.	147,600	1,045
Provident New York Bancorp	123,969	1,036
Medical Properties Trust Inc.	81,300	935
NBT Bancorp Inc.	41,330	915
CapLease Inc.	173,700	853
Employers Holdings Inc.	50,600	849
Camden National Corp.	25,345	832
Amtrust Financial Services Inc.	35,500	809
Fulton Financial Corp.	75,400	808
Arrow Financial Corp.	31,908	781
MFA Financial Inc.	92,300	742
Erie Indemnity Co. Class A	10,300	728
Ramco-Gershenson Properties Trust	58,600	725
Potlatch Corp.	20,400	719
		643,190
Health Care (11.8%)
Humana Inc.	497,800	40,093
AmerisourceBergen Corp. Class A	924,104	38,258
Perrigo Co.	395,400	34,744
* Watson Pharmaceuticals Inc.	499,600	34,338
* Incyte Corp. Ltd.	1,636,700	30,999
Cooper Cos. Inc.	337,115	26,713
* AMERIGROUP Corp.	348,960	24,591
Lincare Holdings Inc.	808,006	23,650
* Waters Corp.	133,300	12,762
Invacare Corp.	360,354	11,960
* Varian Medical Systems Inc.	154,400	10,811
* Endo Pharmaceuticals Holdings Inc.	256,925	10,321
* Targacept Inc.	464,245	9,782
* Charles River Laboratories International Inc.	234,900	9,549
* Sirona Dental Systems Inc.	171,200	9,091
STERIS Corp.	228,543	7,994
* Magellan Health Services Inc.	138,700	7,592
* WellCare Health Plans Inc.	143,200	7,362
* Salix Pharmaceuticals Ltd.	183,305	7,301
* Health Net Inc.	194,300	6,235
* LifePoint Hospitals Inc.	143,135	5,594
* Medicines Co.	314,375	5,190
* Cephalon Inc.	59,600	4,762
* Health Management Associates Inc. Class A	361,348	3,895

Warner Chilcott plc Class A	156,170	3,768
* Par Pharmaceutical Cos. Inc.	109,221	3,602
* Cepheid Inc.	103,620	3,589
* Akorn Inc.	447,367	3,132
Medicis Pharmaceutical Corp. Class A	77,900	2,974
* Viropharma Inc.	160,600	2,971
* Skilled Healthcare Group Inc.	274,100	2,593
PDL BioPharma Inc.	439,732	2,581
* Cubist Pharmaceuticals Inc.	56,000	2,016
* Mettler-Toledo International Inc.	10,291	1,736
* Kensey Nash Corp.	64,971	1,639
* Nabi Biopharmaceuticals	304,467	1,638
* Bio-Rad Laboratories Inc. Class A	13,700	1,635
* Greatbatch Inc.	47,400	1,271
* Impax Laboratories Inc.	56,100	1,222
* Genomic Health Inc.	37,008	1,033
* Codexis Inc.	93,100	897
Chemed Corp.	11,700	767
* Triple-S Management Corp. Class B	35,169	764
* Enzon Pharmaceuticals Inc.	69,000	694
		424,109
Industrials (13.0%)
Timken Co.	606,080	30,547
Rockwell Automation Inc.	342,550	29,720
* United Rentals Inc.	1,146,662	29,125
Dover Corp.	364,010	24,680
* Hertz Global Holdings Inc.	1,354,180	21,504
KBR Inc.	535,500	20,183
Pitney Bowes Inc.	743,400	17,091
Manitowoc Co. Inc.	936,600	15,772
Waste Connections Inc.	486,770	15,445
Textron Inc.	653,680	15,433
* Avis Budget Group Inc.	871,900	14,901
Avery Dennison Corp.	341,000	13,173
* US Airways Group Inc.	1,425,255	12,699
* Sauer-Danfoss Inc.	213,823	10,775
RR Donnelley & Sons Co.	483,660	9,485
* Polypore International Inc.	139,000	9,430
Toro Co.	148,200	8,966
Joy Global Inc.	93,437	8,899
Gardner Denver Inc.	102,252	8,594
* EnerSys	242,357	8,342
Cubic Corp.	148,520	7,573
Triumph Group Inc.	75,583	7,527
Towers Watson & Co. Class A	105,700	6,946
Applied Industrial Technologies Inc.	179,200	6,381
TAL International Group Inc.	182,508	6,302
* Consolidated Graphics Inc.	110,773	6,087
Briggs & Stratton Corp.	274,543	5,452
* Trimas Corp.	207,600	5,138
Armstrong World Industries Inc.	99,800	4,547
* Amerco Inc.	45,740	4,398
* MasTec Inc.	216,085	4,261
Seaboard Corp.	1,728	4,178
Macquarie Infrastructure Co. LLC	141,900	3,917
Werner Enterprises Inc.	154,737	3,876
NACCO Industries Inc. Class A	39,000	3,776

*	Ceradyne Inc.	95,300	3,716
*	General Cable Corp.	83,500	3,555
*	Corrections Corp. of America	161,300	3,492
*	Alaska Air Group Inc.	49,795	3,409
*	WABCO Holdings Inc.	48,175	3,327
	Crane Co.	55,400	2,737
	Great Lakes Dredge & Dock Corp.	490,350	2,736
	Knoll Inc.	134,050	2,690
*	SFN Group Inc.	291,060	2,646
*	Blount International Inc.	135,182	2,362
*	Moog Inc. Class A	50,400	2,193
	Deluxe Corp.	86,113	2,128
	Steelcase Inc. Class A	162,700	1,853
	Standex International Corp.	57,750	1,771
*	Thomas & Betts Corp.	32,800	1,766
*	KAR Auction Services Inc.	93,000	1,759
	Hubbell Inc. Class B	27,000	1,754
	Belden Inc.	50,000	1,743
	Schawk Inc. Class A	87,200	1,444
*	Hawaiian Holdings Inc.	249,000	1,419
	United Stationers Inc.	39,922	1,415
*	Dollar Thrifty Automotive Group Inc.	18,540	1,367
*	Sensata Technologies Holding NV	35,300	1,329
	HEICO Corp.	19,500	1,067
*	AGCO Corp.	19,950	985
*	Esterline Technologies Corp.	12,610	963
	Actuant Corp. Class A	35,400	950
	Vicor Corp.	56,790	918
	Interface Inc. Class A	46,545	902
	Tredegar Corp.	48,720	894
*	Atlas Air Worldwide Holdings Inc.	14,100	839
*	ACCO Brands Corp.	106,665	837
	Watts Water Technologies Inc. Class A	23,400	829
*	WESCO International Inc.	15,200	822
	Donaldson Co. Inc.	12,200	740
			468,480
Information Technology (15.7%)
*	Electronic Arts Inc.	1,505,200	35,523
	KLA-Tencor Corp.	722,100	29,231
	Anixter International Inc.	426,608	27,875
*	Novellus Systems Inc.	753,000	27,213
*	VeriFone Systems Inc.	612,750	27,175
*	Teradata Corp.	417,587	25,139
*	Gartner Inc.	582,069	23,452
*	Atmel Corp.	1,384,000	19,473
*	Alliance Data Systems Corp.	203,400	19,134
*	Vishay Intertechnology Inc.	1,240,070	18,651
	Solera Holdings Inc.	296,380	17,534
*,^ Power-One Inc.		2,067,130	16,744
*	JDS Uniphase Corp.	989,966	16,493
*	Avnet Inc.	511,600	16,310
*	Informatica Corp.	272,600	15,928
*	RF Micro Devices Inc.	1,969,986	12,056
*	Fiserv Inc.	183,800	11,511
*	MICROS Systems Inc.	226,100	11,239
	Avago Technologies Ltd.	285,600	10,853
*	Lexmark International Inc. Class A	320,506	9,378

* IAC/InterActiveCorp	237,600	9,069
* Tech Data Corp.	182,700	8,932
Opnet Technologies Inc.	206,474	8,453
* Motorola Mobility Holdings Inc.	335,080	7,385
* Take-Two Interactive Software Inc.	436,900	6,676
* Cardtronics Inc.	283,896	6,657
* NCR Corp.	339,000	6,404
* Lam Research Corp.	131,200	5,809
iGate Corp.	353,714	5,773
* Lattice Semiconductor Corp.	855,850	5,580
* Netscout Systems Inc.	260,955	5,451
DST Systems Inc.	103,230	5,450
* FEI Co.	131,100	5,007
* Silicon Graphics International Corp.	275,388	4,737
* Silicon Image Inc.	708,200	4,575
* Powerwave Technologies Inc.	1,481,951	4,372
* Advanced Micro Devices Inc.	594,535	4,156
Altera Corp.	87,800	4,069
Plantronics Inc.	110,900	4,051
* Progress Software Corp.	165,900	4,003
* SYNNEX Corp.	113,274	3,591
* Kemet Corp.	243,450	3,479
* Netgear Inc.	75,600	3,305
* Anadigics Inc.	986,400	3,166
MAXIMUS Inc.	37,470	3,100
* Quantum Corp.	879,300	2,902
Cypress Semiconductor Corp.	133,300	2,818
* Teradyne Inc.	186,917	2,766
* Unisys Corp.	99,516	2,558
* Manhattan Associates Inc.	72,200	2,487
* CACI International Inc. Class A	33,900	2,138
* Mentor Graphics Corp.	150,000	1,921
* Fairchild Semiconductor International Inc. Class A	110,590	1,848
* Insight Enterprises Inc.	101,600	1,799
* Interactive Intelligence Inc.	48,069	1,685
NIC Inc.	115,750	1,558
* Liquidity Services Inc.	59,200	1,398
National Instruments Corp.	43,769	1,299
* Radiant Systems Inc.	62,000	1,296
* Veeco Instruments Inc.	25,000	1,210
* Ultratech Inc.	34,600	1,051
* MicroStrategy Inc. Class A	6,100	992
MKS Instruments Inc.	34,400	909
* Electronics for Imaging Inc.	52,300	901
* Flextronics International Ltd.	134,670	865
* Brightpoint Inc.	105,000	852
Blackbaud Inc.	30,300	840
* Omnivision Technologies Inc.	22,500	783
* Newport Corp.	41,300	750
		561,788
Materials (7.0%)
Eastman Chemical Co.	349,418	35,665
* Rockwood Holdings Inc.	566,310	31,311
Domtar Corp.	327,425	31,014
Walter Energy Inc.	235,750	27,300
CF Industries Holdings Inc.	93,200	13,204
Cytec Industries Inc.	211,200	12,079

Cliffs Natural Resources Inc.	108,950	10,072
Innophos Holdings Inc.	162,985	7,954
Lubrizol Corp.	54,300	7,291
* Century Aluminum Co.	425,000	6,651
* Graphic Packaging Holding Co.	1,216,419	6,617
* Georgia Gulf Corp.	260,200	6,281
Westlake Chemical Corp.	118,186	6,134
* Ferro Corp.	437,000	5,873
Buckeye Technologies Inc.	189,008	5,099
Boise Inc.	604,800	4,711
Ashland Inc.	67,100	4,336
Rock-Tenn Co. Class A	56,366	3,739
* Noranda Aluminum Holding Corp.	222,600	3,370
* KapStone Paper and Packaging Corp.	161,600	2,678
* Innospec Inc.	76,300	2,564
* Solutia Inc.	96,600	2,207
Neenah Paper Inc.	93,600	1,992
* TPC Group Inc.	48,050	1,885
PolyOne Corp.	119,150	1,843
* Mercer International Inc.	157,900	1,592
Schweitzer-Mauduit International Inc.	27,589	1,549
Haynes International Inc.	17,900	1,109
Albemarle Corp.	14,600	1,010
NewMarket Corp.	5,222	892
Cabot Corp.	21,757	868
* WR Grace & Co.	18,700	853
		249,743
Telecommunication Services (1.3%)
* MetroPCS Communications Inc.	1,820,087	31,324
USA Mobility Inc.	392,128	5,984
* Vonage Holdings Corp.	944,680	4,166
Alaska Communications Systems Group Inc.	164,604	1,460
IDT Corp. Class B	49,900	1,348
Consolidated Communications Holdings Inc.	68,874	1,339
Telephone & Data Systems Inc.	35,400	1,100
		46,721
Utilities (4.6%)
CMS Energy Corp.	1,528,962	30,105
Atmos Energy Corp.	483,211	16,067
Integrys Energy Group Inc.	252,950	13,113
Northeast Utilities	367,720	12,933
Southwest Gas Corp.	271,640	10,488
Portland General Electric Co.	398,500	10,074
TECO Energy Inc.	485,500	9,171
DTE Energy Co.	176,850	8,846
El Paso Electric Co.	239,100	7,723
Pinnacle West Capital Corp.	165,900	7,396
Oneok Inc.	96,445	7,138
IDACORP Inc.	169,844	6,709
Avista Corp.	161,629	4,152
NSTAR	87,655	4,030
Alliant Energy Corp.	88,060	3,581
DPL Inc.	102,730	3,098
NorthWestern Corp.	88,397	2,927
WGL Holdings Inc.	44,671	1,720
Nicor Inc.	31,150	1,705
Unisource Energy Corp.	37,700	1,407

Cleco Corp.			34,100	1,188
PNM Resources Inc.			58,735	983
				164,554
Total Common Stocks (Cost $2,777,320)				3,576,048
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund	0.140%		37,935,112	37,935

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.070%	9/16/11	1,500	1,500
4 Federal Home Loan Bank Discount Notes	0.100%	10/11/11	2,000	1,999
				3,499
Total Temporary Cash Investments (Cost $41,435)				41,434
Total Investments (100.8%) (Cost $2,818,755)				3,617,482
Other Assets and Liabilities-Net (-0.8%)[3]				(29,727)
Net Assets (100%)				3,587,755

Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $10,865,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $11,395,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of

Strategic Equity Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2011	75	7,324	293
E-mini Russell 2000 Index	September 2011	49	4,044	183

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,576,048	—	—
Temporary Cash Investments	37,935	3,499	—
Futures Contracts—Assets[1]	210	—	—
Futures Contracts—Liabilities[1]	(71)	—	—
Total	3,614,122	3,499	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2011, the cost of investment securities for tax purposes was $2,818,755,000. Net unrealized appreciation of investment securities for tax purposes was $798,727,000, consisting of unrealized gains of $858,576,000 on securities that had risen in value since their purchase and $59,849,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments
As of June 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (97.6%)
Consumer Discretionary (10.7%)
*	DIRECTV Class A	3,828,776	194,578
*,1 Ascena Retail Group Inc.		4,264,500	145,206
*	CarMax Inc.	4,346,797	143,749
*	Bed Bath & Beyond Inc.	2,095,700	122,326
	Whirlpool Corp.	1,166,100	94,827
	TJX Cos. Inc.	1,600,000	84,048
	Gentex Corp.	1,419,800	42,920
	Carnival Corp.	539,800	20,313
*	Quiksilver Inc.	3,754,300	17,645
	Nordstrom Inc.	290,000	13,613
*	Amazon.com Inc.	54,700	11,186
	Lowe's Cos. Inc.	400,000	9,324
*	O'Reilly Automotive Inc.	135,000	8,844
1	Strattec Security Corp.	214,000	4,490
*	DreamWorks Animation SKG Inc. Class A	155,000	3,115
	Limited Brands Inc.	49,981	1,922
*	Tesla Motors Inc.	23,000	670
			918,776
Energy (4.7%)
	Noble Energy Inc.	958,200	85,883
	National Oilwell Varco Inc.	1,036,000	81,026
	Oceaneering International Inc.	1,972,000	79,866
*	McDermott International Inc.	2,800,000	55,468
	Murphy Oil Corp.	400,000	26,264
	Cabot Oil & Gas Corp.	345,000	22,877
	ConocoPhillips	300,000	22,557
*	Exterran Holdings Inc.	591,700	11,733
	Ensco plc ADR	198,287	10,569
	Transocean Ltd.	100,000	6,456
*	Southwestern Energy Co.	75,000	3,216
			405,915
Financials (0.9%)
	Charles Schwab Corp.	3,392,900	55,813
	Chubb Corp.	390,000	24,418
			80,231
Health Care (27.4%)
*	Biogen Idec Inc.	4,251,700	454,592
*	Amgen Inc.	6,018,200	351,162
	Eli Lilly & Co.	7,814,700	293,286
	Roche Holding AG	1,689,000	282,774
	Medtronic Inc.	5,251,800	202,352
	Novartis AG ADR	3,280,000	200,441
*	Dendreon Corp.	4,428,500	174,660
*	BioMarin Pharmaceutical Inc.	5,023,400	136,687
*	Life Technologies Corp.	2,081,445	108,381
*	Boston Scientific Corp.	8,149,700	56,314
*	Illumina Inc.	463,400	34,824
*	Edwards Lifesciences Corp.	300,000	26,154

*	Pharmacyclics Inc.	1,103,724	11,523
*	Waters Corp.	79,000	7,563
*	Affymetrix Inc.	800,000	6,344
*	Cerner Corp.	78,000	4,767
*	Charles River Laboratories International Inc.	70,000	2,845
*	InterMune Inc.	30,000	1,075
			2,355,744
Industrials (14.1%)
	FedEx Corp.	2,918,650	276,834
*,1 Thomas & Betts Corp.		3,100,000	166,935
	Rockwell Automation Inc.	1,830,000	158,771
	Southwest Airlines Co.	9,919,100	113,276
	Pall Corp.	1,320,000	74,224
^	Ritchie Bros Auctioneers Inc.	2,613,900	71,856
	CH Robinson Worldwide Inc.	735,000	57,947
*	AMR Corp.	8,907,100	48,098
*	Babcock & Wilcox Co.	1,700,000	47,107
*	JetBlue Airways Corp.	5,940,150	36,235
	Union Pacific Corp.	307,000	32,051
	Expeditors International of Washington Inc.	585,000	29,946
*	Aecom Technology Corp.	1,095,000	29,937
	SPX Corp.	245,000	20,252
	European Aeronautic Defence and Space Co. NV	520,050	17,405
	Chicago Bridge & Iron Co. NV	365,700	14,226
*	Jacobs Engineering Group Inc.	245,000	10,596
*	US Airways Group Inc.	57,000	508
			1,206,204
Information Technology (34.4%)
	Altera Corp.	7,499,400	347,597
*	Symantec Corp.	10,325,300	203,615
*	Electronic Arts Inc.	7,893,600	186,289
	ASML Holding NV ADR	4,832,489	178,609
*	NVIDIA Corp.	11,024,050	175,668
*	Research In Motion Ltd.	5,752,300	165,954
	Corning Inc.	8,440,000	153,186
*	Google Inc. Class A	291,980	147,853
*	Cree Inc.	4,024,900	135,196
*	Trimble Navigation Ltd.	2,778,800	110,152
	Microsoft Corp.	3,875,000	100,750
	Texas Instruments Inc.	2,841,600	93,290
*	Adobe Systems Inc.	2,690,000	84,600
*	Rambus Inc.	5,170,000	75,896
*	EMC Corp.	2,625,000	72,319
*	NeuStar Inc. Class A	2,528,500	66,247
*	Flextronics International Ltd.	10,106,700	64,885
*	SanDisk Corp.	1,399,948	58,098
*,1 FormFactor Inc.		5,756,700	52,156
	Hewlett-Packard Co.	1,360,000	49,504
	Plantronics Inc.	1,150,000	42,009
*	Micron Technology Inc.	5,550,000	41,514
*,1 Descartes Systems Group Inc.		4,645,000	33,305
*	Motorola Solutions Inc.	685,714	31,570
	Visa Inc. Class A	321,930	27,126
*	Smart Technologies Inc. Class A	4,672,304	26,632
*	Intuit Inc.	450,000	23,337
	Intersil Corp. Class A	1,600,000	20,560
	Qualcomm Inc.	361,800	20,547

*	Entegris Inc.		2,019,231	20,435
*	eBay Inc.		600,000	19,362
*	Rovi Corp.		265,000	15,200
*	Motorola Mobility Holdings Inc.		600,000	13,224
*	Nuance Communications Inc.		615,000	13,204
*	FEI Co.		345,000	13,175
*	Cymer Inc.		250,000	12,377
*	Ciena Corp.		607,142	11,159
	Xilinx Inc.		300,000	10,941
*	Brocade Communications Systems Inc.		1,350,000	8,721
*	Apple Inc.		22,000	7,385
	Jabil Circuit Inc.		255,000	5,151
	KLA-Tencor Corp.		100,000	4,048
*	Citrix Systems Inc.		50,000	4,000
	Accenture plc Class A		49,700	3,003
	Mastercard Inc. Class A		2,400	723
*	Avid Technology Inc.		10,000	188
				2,950,760
Materials (3.8%)
	Monsanto Co.		4,509,986	327,155

Telecommunication Services (0.5%)
*	Sprint Nextel Corp.		7,814,700	42,121

Utilities (1.1%)
*	AES Corp.		4,688,425	59,731
	Public Service Enterprise Group Inc.		1,005,600	32,823
				92,554
Total Common Stocks (Cost $5,742,276)				8,379,460
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
[2,3] Vanguard Market Liquidity Fund (Cost
	$221,448)	0.140%	221,448,283	221,448

Total Investments (100.2%) (Cost $5,963,724)				8,600,908
Other Assets and Liabilities-Net (-0.2%)[3]				(18,642)
Net Assets (100%)				8,582,266

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $30,701,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $31,270,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Capital Opportunity Fund

whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,079,281	300,179	—
Temporary Cash Investments	221,448	—	—
Total	8,300,729	300,179	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	September 30,		Proceeds		June. 30,
	2010		from		2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Ascena Retail Group Inc.[1]	113,869	—	14,960	—	145,206
Descartes Systems Group Inc.	29,774	—	—	—	33,305

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

Capital Opportunity Fund

FormFactor Inc.	49,508	—	—	—	52,156
Strattec Security Corp.	5,337	—	—	257	4,490
Thomas & Betts Corp.	127,162	—	—	—	166,935
	325,650			257	402,092
1 In January 2011, Dress Barn Inc. changed its name to Ascena Retail Group Inc.

E. At June 30, 2011, the cost of investment securities for tax purposes was $5,963,724,000. Net unrealized appreciation of investment securities for tax purposes was $2,637,184,000, consisting of unrealized gains of $3,442,802,000 on securities that had risen in value since their purchase and $805,618,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Equity Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (95.6%)[1]
Australia (1.9%)
Rio Tinto Ltd.	290,635	26,015
Santos Ltd.	1,712,296	24,966
National Australia Bank Ltd.	203,000	5,612
Australia & New Zealand Banking Group Ltd.	174,900	4,146
BHP Billiton Ltd.	86,638	4,095
Brambles Ltd.	480,876	3,739
Amcor Ltd.	453,693	3,516
Iluka Resources Ltd.	190,044	3,438
Orica Ltd.	69,866	2,025
Alumina Ltd.	544,419	1,247
Challenger Ltd.	162,067	854
Beach Energy Ltd.	500,099	494
* Echo Entertainment Group Ltd.	55,508	245
DuluxGroup Ltd.	69,181	209
TABCORP Holdings Ltd.	55,508	196
		80,797
Austria (0.1%)
OMV AG	93,162	4,070
Andritz AG	10,903	1,124
Oesterreichische Post AG	29,996	966
		6,160
Belgium (0.3%)
Anheuser-Busch InBev NV	90,678	5,263
Delhaize Group SA	37,478	2,812
Groupe Bruxelles Lambert SA	30,257	2,688
KBC Groep NV	59,700	2,342
		13,105
Brazil (0.6%)
Vale SA Class B Pfd. ADR	373,100	10,805
Petroleo Brasileiro SA ADR Type A	232,200	7,124
Banco do Brasil SA	226,100	4,031
* OGX Petroleo e Gas Participacoes SA	267,300	2,492
BM&FBovespa SA	243,200	1,608
Odontoprev SA	75,851	1,278
Brasil Telecom SA Prior Pfd.	31,400	297
Cia Ferro Ligas da Bahia - Ferbasa Prior Pfd.	20,400	142
		27,777
Canada (3.2%)
Rogers Communications Inc. Class B	753,748	29,847
Bombardier Inc. Class B	4,132,369	29,778
Magna International Inc.	287,000	15,519
* Research In Motion Ltd.	372,689	10,752
Imperial Oil Ltd.	218,542	10,179
Nexen Inc.	389,624	8,783
BCE Inc.	142,465	5,586
Onex Corp.	142,790	5,533
National Bank of Canada	59,600	4,834

* ACE Aviation Holdings Inc. Class A	404,559	4,790
Fairfax Financial Holdings Ltd.	7,379	2,956
* CGI Group Inc. Class A	90,800	2,242
* New Gold Inc.	212,900	2,196
Ritchie Bros Auctioneers Inc.	76,607	2,106
Saputo Inc.	31,600	1,524
Groupe Aeroplan Inc.	86,213	1,191
Yellow Media Inc.	83,441	208
* Catalyst Paper Corp.	1,158,844	168
Penn West Petroleum Ltd.	770	18
* Nortel Networks Corp.	241,295	12
* Fraser Papers Inc.	337,960	—
		138,222
Chile (0.1%)
Enersis SA ADR	244,112	5,639

China (2.0%)
China Petroleum & Chemical Corp.	28,820,000	29,255
China Mobile Ltd.	2,281,500	21,240
Tsingtao Brewery Co. Ltd.	1,990,000	11,531
Dongfeng Motor Group Co. Ltd.	4,004,000	7,601
Bank of China Ltd.	11,901,000	5,825
China National Building Material Co. Ltd.	1,476,000	2,914
^ Mindray Medical International Ltd. ADR	55,475	1,556
* Baidu Inc. ADR	9,600	1,345
* Shanda Interactive Entertainment Ltd. ADR	33,600	1,304
Shandong Weigao Group Medical Polymer Co. Ltd.	776,000	1,121
PetroChina Co. Ltd.	696,000	1,022
* Sina Corp.	8,900	927
Silver Grant International	1,692,000	545
China Telecom Corp. Ltd.	746,000	487
		86,673
Denmark (0.6%)
Coloplast A/S Class B	31,613	4,807
* Danske Bank A/S	214,636	3,972
Novo Nordisk A/S Class B	29,057	3,640
* William Demant Holding A/S	38,789	3,503
Carlsberg A/S Class B	32,122	3,498
GN Store Nord A/S	343,380	3,309
* Vestas Wind Systems A/S	56,451	1,310
AP Moller - Maersk A/S Class B	121	1,045
* Jyske Bank A/S	23,304	921
* Topdanmark A/S	3,899	728
* Bang & Olufsen A/S	33,672	440
		27,173
Egypt (0.1%)
* Ezz Steel	1,397,944	2,485
Egyptian Financial Group-Hermes Holding	223,300	752
		3,237
Finland (0.5%)
Sampo Oyj	229,018	7,394
Metso Oyj	120,845	6,870
Stora Enso Oyj	225,780	2,371
Tieto Oyj	53,415	904
Wartsila Oyj	24,166	817
Cargotec Oyj Class B	15,037	772

Nokia Oyj	70,491	454
Outokumpu Oyj	26,850	356
Kone Oyj Class B	5,113	321
		20,259
France (4.7%)
Sanofi	393,996	31,694
Total SA	538,420	31,128
BNP Paribas SA	307,256	23,692
Vivendi SA	787,166	21,941
European Aeronautic Defence and Space Co. NV	564,267	18,885
Bouygues SA	234,800	10,325
Societe Generale SA	174,270	10,321
Peugeot SA	203,677	9,137
Renault SA	143,100	8,490
ArcelorMittal	143,230	4,981
Legrand SA	117,822	4,960
*,^ Carrefour SA	79,013	3,248
AXA SA	142,215	3,228
Groupe Eurotunnel SA	239,488	2,680
Neopost SA	29,648	2,547
Arkema SA	22,013	2,264
Thales SA	50,328	2,168
Societe BIC SA	15,210	1,469
Eurofins Scientific	11,975	1,103
Edenred	33,785	1,030
Technip SA	8,255	885
SA des Ciments Vicat	9,138	768
* Alcatel-Lucent ADR	131,498	759
Imerys SA	7,677	540
,^ Alstom SA	8,304	512
APERAM	7,161	231
*,^ Eurofins Scientific Warrants Exp. 06/29/2017	249	4
		198,990
Germany (3.0%)
BASF SE	320,011	31,368
E.ON AG	443,473	12,605
Deutsche Post AG	623,030	11,978
Allianz SE	74,900	10,445
Bayerische Motoren Werke AG	83,511	8,339
Daimler AG	105,116	7,927
Deutsche Lufthansa AG	345,087	7,516
Fresenius Medical Care AG & Co. KGaA	92,662	6,931
Muenchener Rueckversicherungs AG	33,300	5,083
Henkel AG & Co. KGaA Prior Pfd.	64,572	4,490
ThyssenKrupp AG	70,000	3,637
SAP AG	36,564	2,217
Infineon Technologies AG	190,360	2,139
Deutsche Boerse AG	27,166	2,063
Siemens AG	11,664	1,603
Porsche Automobil Holding SE Prior Pfd.	15,929	1,264
Suedzucker AG	33,188	1,182
Deutsche Bank AG	15,904	939
Fresenius Medical Care AG & Co. KGaA ADR	10,741	802
GEA Group AG	21,137	757
Adidas AG	9,352	741
Bayer AG	9,061	728
Hannover Rueckversicherung AG	13,240	689

Axel Springer AG	11,289	558
Celesio AG	15,140	302
126,303
Greece (0.1%)
Coca Cola Hellenic Bottling Co. SA	105,569	2,836

Hong Kong (3.7%)
Jardine Matheson Holdings Ltd.	702,302	40,330
Jardine Strategic Holdings Ltd.	1,227,900	37,614
New World Development Ltd.	8,346,065	12,671
First Pacific Co. Ltd.	12,155,600	10,866
SmarTone Telecommunications Holding Ltd.	5,712,580	8,512
Television Broadcasts Ltd.	1,097,000	7,271
Wheelock & Co. Ltd.	1,784,000	7,176
Henderson Land Development Co. Ltd.	1,041,466	6,735
Hongkong & Shanghai Hotels	3,536,378	5,918
CLP Holdings Ltd.	611,000	5,420
Esprit Holdings Ltd.	1,378,043	4,306
Midland Holdings Ltd.	5,156,000	3,028
Hong Kong Aircraft Engineering Co. Ltd.	178,400	2,589
Mandarin Oriental International Ltd.	806,690	1,686
Hong Kong Exchanges and Clearing Ltd.	54,000	1,137
Cathay Pacific Airways Ltd.	409,000	951
*	Next Media Ltd.	6,072,000	672
*	I-CABLE Communications Ltd.	6,402,000	610
City Telecom HK Ltd. ADR	17,300	202
157,694
India (1.0%)
Punjab National Bank	502,853	12,283
Bank of Baroda	539,476	10,559
Bank of India	493,098	4,575
2	Tata Steel Ltd. Warrants Exp. 12/23/2014	256,500	3,537
Canara Bank	224,538	2,644
Allahabad Bank	521,396	2,305
Dena Bank	884,679	1,796
Indian Bank	223,019	1,064
*,2 Hindalco Industries Ltd. GDR	239,376	969
Tata Steel Ltd. GDR	63,300	830
Grasim Industries Ltd.	14,244	669
Vijaya Bank	229,812	359
Oriental Bank of Commerce	40,054	296
41,886
Indonesia (0.6%)
*	Bank Pan Indonesia Tbk PT	75,662,343	8,045
Indofood Sukses Makmur Tbk PT	8,878,500	5,968
Matahari Putra Prima Tbk PT	23,927,775	3,384
Semen Gresik Persero Tbk PT	2,190,500	2,456
Gudang Garam Tbk PT	316,400	1,841
Bank Negara Indonesia Persero Tbk PT	2,338,111	1,060
Gajah Tunggal Tbk PT	2,642,500	966
Citra Marga Nusaphala Persada Tbk PT	1,618,000	214
*	Mulia Industrindo Tbk PT	921,000	47
23,981
Ireland (0.2%)
Paddy Power plc	42,500	2,313
CRH plc	87,415	1,937

Dragon Oil plc	137,335	1,153
Ryanair Holdings plc ADR	28,878	847
DCC plc	28,986	829
Irish Continental Group plc	32,378	735
DCC plc	18,173	518
* Independent News & Media plc	441,239	314
Fyffes plc	470,421	287
* Anglo Irish Bank Corp. Ltd.	122,273	—
		8,933
Italy (1.6%)
^ Enel SPA	3,730,990	24,379
Saipem SPA	157,085	8,112
UniCredit SPA	2,771,282	5,866
Telecom Italia SPA (Registered)	3,703,100	5,151
Luxottica Group SPA ADR	155,327	4,986
* Fiat Industrial SPA	322,884	4,170
Fiat SPA	322,884	3,548
ENI SPA	148,800	3,526
Telecom Italia SPA (Bearer)	2,707,300	3,150
Luxottica Group SPA	61,709	1,981
Davide Campari-Milano SPA	92,610	761
Finmeccanica SPA	50,286	609
Intesa Sanpaolo SPA (Registered)	218,567	582
Banco Popolare SC	82,039	189
		67,010
Japan (7.5%)
Nippon Telegraph & Telephone Corp.	651,500	31,423
Hitachi Ltd.	3,112,000	18,470
Astellas Pharma Inc.	446,700	17,332
Daito Trust Construction Co. Ltd.	187,000	15,876
Marubeni Corp.	2,045,000	13,591
Japan Tobacco Inc.	3,227	12,456
Fujitsu Ltd.	1,900,000	10,860
Nissan Motor Co. Ltd.	841,000	8,838
Sharp Corp.	821,000	7,493
Mitsui & Co. Ltd.	423,200	7,317
JFE Holdings Inc.	231,200	6,358
JX Holdings Inc.	936,450	6,299
Sumitomo Mitsui Financial Group Inc.	194,900	6,010
Toshiba Corp.	1,132,000	5,968
NTT Data Corp.	1,684	5,597
ORIX Corp.	57,070	5,551
Bridgestone Corp.	225,300	5,191
* Yamaha Motor Co. Ltd.	233,900	4,296
Toyota Motor Corp.	102,400	4,217
Sumitomo Electric Industries Ltd.	266,500	3,887
Kao Corp.	133,000	3,497
Inpex Corp.	471	3,482
FUJIFILM Holdings Corp.	110,700	3,453
Mitsui Fudosan Co. Ltd.	197,000	3,393
Mitsubishi UFJ Financial Group Inc.	667,000	3,251
Namco Bandai Holdings Inc.	269,550	3,245
JS Group Corp.	125,100	3,227
Toyota Tsusho Corp.	187,200	3,213
Tokyo Electric Power Co. Inc.	775,300	3,139
Yamato Holdings Co. Ltd.	193,000	3,036
Tokyo Gas Co. Ltd.	655,000	2,956

MS&AD Insurance Group Holdings	123,600	2,893
Toyo Seikan Kaisha Ltd.	165,300	2,783
Asahi Glass Co. Ltd.	230,000	2,692
Secom Co. Ltd.	55,400	2,656
* Sumco Corp.	155,400	2,631
East Japan Railway Co.	43,800	2,508
Seven & I Holdings Co. Ltd.	89,700	2,412
Olympus Corp.	64,800	2,187
Mitsubishi Corp.	78,500	1,961
* Elpida Memory Inc.	165,900	1,954
Yamada Denki Co. Ltd.	23,970	1,953
Dowa Holdings Co. Ltd.	305,000	1,893
Rohm Co. Ltd.	31,400	1,801
NKSJ Holdings Inc.	262,000	1,729
West Japan Railway Co.	43,400	1,694
Omron Corp.	60,500	1,682
Isetan Mitsukoshi Holdings Ltd.	163,300	1,600
Nippon Meat Packers Inc.	109,000	1,564
Dentsu Inc.	52,700	1,560
Mitsubishi Estate Co. Ltd.	88,000	1,544
Aeon Co. Ltd.	125,600	1,516
Obayashi Corp.	347,000	1,516
Panasonic Corp.	123,500	1,510
Fukuoka Financial Group Inc.	354,000	1,480
Hitachi Chemical Co. Ltd.	71,000	1,409
Alfresa Holdings Corp.	35,600	1,384
Sumitomo Rubber Industries Ltd.	113,800	1,377
Sekisui House Ltd.	146,000	1,359
Tokyo Electron Ltd.	24,400	1,334
Shiseido Co. Ltd.	71,000	1,325
Kawasaki Heavy Industries Ltd.	330,000	1,315
Dainippon Screen Manufacturing Co. Ltd.	148,000	1,264
Mitsubishi Heavy Industries Ltd.	253,000	1,190
Kyowa Hakko Kirin Co. Ltd.	124,000	1,183
Bank of Yokohama Ltd.	236,000	1,180
Sumitomo Forestry Co. Ltd.	128,000	1,173
NTT DoCoMo Inc.	656	1,172
Shimizu Corp.	269,000	1,121
NSK Ltd.	109,000	1,088
Kinden Corp.	125,000	1,069
Onward Holdings Co. Ltd.	122,000	1,029
Idemitsu Kosan Co. Ltd.	9,300	993
Marui Group Co. Ltd.	130,200	989
Chiba Bank Ltd.	156,000	976
K's Holdings Corp.	21,900	947
Dai-ichi Life Insurance Co. Ltd.	672	942
Kirin Holdings Co. Ltd.	66,000	920
Otsuka Holdings Co. Ltd.	33,000	873
Shinsei Bank Ltd.	871,000	871
Toyo Suisan Kaisha Ltd.	35,000	828
Hitachi Metals Ltd.	56,000	791
Taiyo Nippon Sanso Corp.	90,000	717
Yamatake Corp.	31,800	709
Nippon Suisan Kaisha Ltd.	206,800	680
Sega Sammy Holdings Inc.	33,900	655
Ryosan Co. Ltd.	29,800	636
Tokyo Ohka Kogyo Co. Ltd.	25,800	556
Toppan Forms Co. Ltd.	68,500	545

Yaskawa Electric Corp.	42,000	472
IHI Corp.	144,000	372
Sony Corp.	13,500	356
Daihatsu Motor Co. Ltd.	20,000	340
Seino Holdings Corp.	45,000	324
Alpine Electronics Inc.	23,000	319
IT Holdings Corp.	34,900	310
Nagase & Co. Ltd.	25,000	308
Mitsubishi Tanabe Pharma Corp.	17,300	290
Sumitomo Corp.	21,200	288
EDION Corp.	29,600	279
Fuji Soft Inc.	16,300	239
Daicel Chemical Industries Ltd.	36,000	238
Nihon Unisys Ltd.	39,100	234
Fujitsu Frontech Ltd.	32,100	231
* JVC Kenwood Corp.	38,100	190
Inabata & Co. Ltd.	22,700	141
Noritake Co. Ltd.	15,000	59
		320,231
Malaysia (1.2%)
CIMB Group Holdings Bhd.	5,877,238	17,408
Genting Malaysia Bhd.	10,494,400	12,534
AMMB Holdings Bhd.	3,845,187	8,304
Sime Darby Bhd.	2,205,257	6,748
British American Tobacco Malaysia Bhd.	160,400	2,483
Multi-Purpose Holdings Bhd.	1,886,190	1,895
Telekom Malaysia Bhd.	1,218,275	1,596
* Malaysian Airline System Bhd.	3,108,366	1,588
Carlsberg Brewery-Malay Bhd.	109,600	264
		52,820
Mexico (0.2%)
America Movil SAB de CV ADR	100,440	5,412
Wal-Mart de Mexico SAB de CV	596,200	1,767
Alfa SAB de CV Class A	46,400	689
Telefonos de Mexico SAB de CV ADR	33,943	560
* Cemex SAB de CV ADR	42,140	362
		8,790
Morocco (0.0%)
Maroc Telecom SA	22,195	408

Netherlands (1.1%)
* ING Groep NV	1,318,500	16,249
Koninklijke DSM NV	99,579	6,462
* Aegon NV	870,400	5,931
Heineken NV	89,157	5,366
Koninklijke KPN NV	320,736	4,665
Koninklijke Boskalis Westminster NV	85,758	4,058
Wolters Kluwer NV	104,959	2,327
Akzo Nobel NV	15,434	975
Koninklijke Philips Electronics NV	27,074	696
Randstad Holding NV	13,740	635
ASML Holding NV	16,662	614
Nutreco NV	4,964	365
* TNT Express NV	12,503	130
PostNL NV	12,503	106

*,^ Eurocastle Investment Ltd.	275,977	80
		48,659
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	338,300	689
* PGG Wrightson Ltd.	51,996	21
		710
Norway (0.4%)
Statoil ASA	429,361	10,870
DnB NOR ASA	218,112	3,038
Norsk Hydro ASA	249,000	1,906
Storebrand ASA	63,234	538
		16,352
Philippines (1.3%)
Ayala Corp.	2,473,323	18,229
ABS-CBN Holdings Corp.	13,521,188	12,976
Globe Telecom Inc.	406,150	8,390
Jollibee Foods Corp.	2,463,810	5,042
DMCI Holdings Inc.	5,100,700	5,028
* Lopez Holdings Corp.	24,122,129	3,206
Banco de Oro Unibank Inc.	1,226,200	1,550
		54,421
Poland (0.6%)
KGHM Polska Miedz SA	321,177	23,068
* Polski Koncern Naftowy Orlen SA	147,234	2,779
Tauron Polska Energia SA	480,699	1,154
		27,001
Portugal (0.0%)
EDP - Energias de Portugal SA	9,932	35

Russia (0.8%)
Lukoil OAO ADR	300,774	19,160
Gazprom OAO ADR	1,052,900	15,370
Gazprom OAO ADR (U.S. Shares)	30,334	443
		34,973
Singapore (0.8%)
DBS Group Holdings Ltd.	1,088,000	13,015
Great Eastern Holdings Ltd.	711,000	8,535
STATS ChipPAC Ltd.	8,335,000	4,282
GuocoLeisure Ltd.	6,166,000	3,474
* Genting Singapore plc	1,025,244	1,616
United Industrial Corp. Ltd.	368,000	854
Golden Agri-Resources Ltd.	1,010,000	561
Global Yellow Pages Ltd.	2,403,000	304
Yangzijiang Shipbuilding Holdings Ltd.	200,000	239
* Global Yellow Pages Ltd. Warrants Exp. 08/13/2014	704,000	19
		32,899
South Africa (1.4%)
Hosken Consolidated Investments Ltd.	1,449,794	17,564
Nedbank Group Ltd.	262,971	5,696
RMB Holdings Ltd.	1,373,537	5,417
Sun International Ltd.	399,566	5,412
Naspers Ltd.	73,302	4,140
FirstRand Ltd.	1,382,692	4,064
Clicks Group Ltd.	585,698	3,668
RMI Holdings	1,373,537	2,509

JD Group Ltd.	336,905	2,106
Anglo American Platinum Ltd.	21,049	1,959
Standard Bank Group Ltd.	86,631	1,281
MTN Group Ltd.	54,977	1,171
Gold Fields Ltd.	69,285	1,016
AngloGold Ashanti Ltd.	20,395	860
City Lodge Hotels Ltd.	70,616	681
MMI Holdings Ltd.	233,351	587
Imperial Holdings Ltd.	30,672	550
Discovery Holdings Ltd.	74,638	426
Mondi Ltd.	15,297	149
		59,256
South Korea (3.0%)
Hyundai Motor Co.	102,650	22,884
Samsung Electronics Co. Ltd.	26,588	20,665
Kia Motors Corp.	289,771	19,713
LG Corp.	193,461	14,611
KB Financial Group Inc.	206,540	9,819
Woori Finance Holdings Co. Ltd.	707,110	9,286
SK Holdings Co. Ltd.	49,209	8,578
Hana Financial Group Inc.	214,320	7,520
LG Display Co. Ltd.	254,480	7,103
LG Electronics Inc.	53,630	4,182
2 Samsung Electronics Co. Ltd. GDR	5,600	2,173
SK Telecom Co. Ltd.	9,225	1,395
POSCO	1,000	435
* Korea Electric Power Corp.	5,000	133
		128,497
Spain (0.5%)
Banco Santander SA	451,460	5,201
Inditex SA	34,291	3,124
Acerinox SA	168,586	3,074
Acciona SA	25,747	2,734
Telefonica SA	83,321	2,035
Viscofan SA	46,874	1,865
Mediaset Espana Comunicacion SA	194,202	1,688
Banco Santander SA ADR	17,899	206
		19,927
Sweden (1.0%)
Svenska Handelsbanken AB Class A	278,337	8,582
Volvo AB Class B	442,706	7,750
Assa Abloy AB Class B	194,875	5,238
Telefonaktiebolaget LM Ericsson Class B	360,408	5,188
Atlas Copco AB Class B	187,334	4,419
Swedish Match AB	78,892	2,649
Investor AB Class B	78,468	1,800
Hoganas AB Class B	37,599	1,503
Nordea Bank AB	131,997	1,418
Modern Times Group AB Class B	15,780	1,044
Scania AB Class B	40,831	948
Oriflame Cosmetics SA	8,844	436
* CDON Group AB	15,780	96
		41,071
Switzerland (1.8%)
Roche Holding AG	89,439	14,974
Novartis AG	181,957	11,152

Cie Financiere Richemont SA	139,706	9,155
* UBS AG	402,423	7,344
Nestle SA	114,097	7,100
* Clariant AG	254,573	4,870
Schindler Holding AG (Bearer)	37,561	4,569
Geberit AG	18,989	4,505
Adecco SA	62,740	4,027
ABB Ltd.	95,048	2,470
Julius Baer Group Ltd.	44,759	1,849
Sonova Holding AG	14,526	1,357
* Logitech International SA	74,502	836
Helvetia Holding AG	1,492	639
Swiss Re Ltd.	9,756	548
		75,395
Taiwan (1.4%)
Fubon Financial Holding Co. Ltd.	14,751,663	22,736
United Microelectronics Corp.	21,180,000	10,550
* AU Optronics Corp.	11,010,700	7,550
Taiwan Semiconductor Manufacturing Co. Ltd.	2,303,431	5,805
Chunghwa Telecom Co. Ltd.	798,000	2,746
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	197,978	2,497
* Taishin Financial Holding Co. Ltd.	3,420,761	2,038
* Pegatron Corp.	1,706,000	1,772
Uni-President Enterprises Corp.	1,081,799	1,571
Lite-On Technology Corp.	562,579	743
Yageo Corp.	1,392,000	635
Far EasTone Telecommunications Co. Ltd.	227,000	362
Inventec Co. Ltd.	677,985	355
Gigabyte Technology Co. Ltd.	314,000	353
Chin-Poon Industrial Co.	337,000	270
* King Yuan Electronics Co. Ltd.	203,000	105
		60,088
Thailand (1.0%)
Kasikornbank PCL (Foreign)	2,086,700	8,524
Siam Cement PCL (Foreign)	622,900	8,286
Bangkok Bank PCL (Foreign)	1,335,200	6,910
MBK PCL (Foreign)	1,657,300	5,110
Thanachart Capital PCL	4,915,300	4,575
Advanced Info Service PCL (Foreign)	1,165,400	3,954
Land and Houses PCL (Foreign)	9,090,900	1,705
GMM Grammy PCL NVDR	2,917,000	1,662
GMM Grammy PCL (Foreign)	1,688,200	962
Siam Cement PCL NVDR	79,900	921
Big C Supercenter PCL	164,900	491
Bangkok Bank PCL (Local)	94,700	489
Advanced Info Service PCL (Local)	94,100	319
Total Access Communication PCL (Local)	169,316	302
Post Publishing PCL (Foreign)	1,300,000	167
Matichon PCL (Foreign)	625,000	135
		44,512
Turkey (0.2%)
Turkiye Garanti Bankasi AS ADR	481,600	2,218
Turkiye Is Bankasi	642,900	1,973
Turkiye Vakiflar Bankasi Tao	566,900	1,282
BIM Birlesik Magazalar AS	37,593	1,222
Turkiye Garanti Bankasi AS	267,100	1,212
Anadolu Efes Biracilik Ve Malt Sanayii AS	80,800	1,092

		8,999
United Kingdom (9.0%)
Royal Dutch Shell plc Class A	1,344,052	47,726
Rio Tinto plc	396,450	28,626
Vodafone Group plc	8,946,522	23,723
BP plc	2,255,898	16,610
* Lloyds Banking Group plc	20,793,026	16,340
AstraZeneca plc	318,283	15,908
Xstrata plc	493,688	10,874
BHP Billiton plc	269,602	10,594
Rolls-Royce Holdings plc	1,017,756	10,540
Imperial Tobacco Group plc	272,129	9,060
BAE Systems plc	1,639,353	8,386
Invensys plc	1,416,372	7,326
Intertek Group plc	206,415	6,542
Royal Dutch Shell plc Class B	175,938	6,278
Anglo American plc	125,898	6,248
Reckitt Benckiser Group plc	109,081	6,025
Wolseley plc	183,781	5,999
Diageo plc	287,297	5,878
Tesco plc	781,384	5,048
Compass Group plc	520,623	5,020
Capita Group plc	428,653	4,923
Prudential plc	413,000	4,769
Bunzl plc	339,880	4,256
Michael Page International plc	478,292	4,109
Sage Group plc	859,330	3,984
Carnival plc	92,456	3,582
Informa plc	509,734	3,538
Cookson Group plc	318,200	3,437
Rightmove plc	173,809	3,325
Thomas Cook Group plc	1,522,937	3,255
* Horizon Acquisition Co. plc	211,184	3,220
Barclays plc	780,004	3,200
Unilever plc	93,769	3,026
Inchcape plc	447,940	3,008
ICAP plc	392,992	2,981
Centrica plc	573,965	2,980
International Personal Finance plc	454,709	2,683
WPP plc	209,017	2,618
Stagecoach Group plc	633,202	2,596
Aviva plc	364,300	2,564
Reed Elsevier plc	268,647	2,446
G4S plc	540,728	2,431
TUI Travel plc	663,990	2,390
British American Tobacco plc	54,434	2,387
* Glencore International plc	298,840	2,355
* Howden Joinery Group plc	1,369,911	2,351
Provident Financial plc	145,765	2,254
Rexam plc	356,558	2,192
Smiths Group plc	113,153	2,183
HSBC Holdings plc	213,269	2,114
* ITV plc	1,765,450	2,027
GKN plc	543,400	2,026
Homeserve plc	250,691	2,023
Experian plc	158,025	2,013
* Cairn Energy plc	257,190	1,715

	Man Group plc	345,750	1,315
	Cable & Wireless Communications plc	1,992,764	1,298
*	Royal Bank of Scotland Group plc	1,969,977	1,219
*	Premier Foods plc	3,973,700	1,214
	Aggreko plc	38,698	1,199
	Devro plc	266,692	1,158
	Next plc	30,890	1,154
	WH Smith plc	138,420	1,089
	Cable & Wireless Worldwide plc	1,399,089	1,035
	Sportingbet plc	1,166,433	1,033
	AMEC plc	58,557	1,023
*	Berkeley Group Holdings plc	48,842	1,010
	British Sky Broadcasting Group plc	72,267	981
	Paragon Group of Cos. plc	300,648	956
	Admiral Group plc	35,360	943
	Sthree plc	143,910	917
	Hays plc	502,744	831
*	Bwin.Party Digital Entertainment plc	315,309	758
	Jupiter Fund Management plc	180,551	734
	Ladbrokes plc	297,675	728
	TalkTalk Telecom Group plc	311,659	716
*	Carphone Warehouse Group plc	104,186	707
	Millennium & Copthorne Hotels plc	86,358	706
	RSA Insurance Group plc	320,989	694
	GlaxoSmithKline plc	30,102	645
	Smith & Nephew plc	58,521	627
	Petrofac Ltd.	21,433	521
	Anglo American plc	10,073	500
	National Express Group plc	112,685	458
	Daily Mail & General Trust plc	57,575	430
	Close Brothers Group plc	34,692	430
	Mondi plc	38,261	380
*	Barratt Developments plc	172,408	316
*	Northgate plc	50,062	264
^	HMV Group plc	215,229	33
	Connaught plc	103,081	—
			381,734
United States (38.1%)
Consumer Discretionary (8.9%)
	Cablevision Systems Corp. Class A	1,344,908	48,699
*	Amazon.com Inc.	164,803	33,701
*	DIRECTV Class A	570,549	28,995
*	Liberty Global Inc. Class A	445,379	20,060
*	priceline.com Inc.	30,661	15,696
*	Liberty Global Inc.	339,048	14,477
*	AutoZone Inc.	37,483	11,052
	H&R Block Inc.	643,658	10,324
	Comcast Corp. Class A	400,100	10,139
	Brinker International Inc.	401,952	9,832
*	DISH Network Corp. Class A	311,453	9,552
	American Greetings Corp. Class A	374,291	8,998
	Time Warner Cable Inc.	111,758	8,722
	Lowe's Cos. Inc.	341,800	7,967
*,^ Blue Nile Inc.		178,329	7,843
	CBS Corp. Class B	255,835	7,289
*	MGM Resorts International	533,413	7,046
*	Pulte Group Inc.	895,109	6,857

	Sotheby's	153,952	6,697
*	Apollo Group Inc. Class A	137,446	6,004
*	Coinstar Inc.	99,826	5,445
	Dillard's Inc. Class A	104,022	5,424
	Time Warner Inc.	145,305	5,285
	Gap Inc.	281,500	5,095
	News Corp. Class A	277,600	4,914
*	ITT Educational Services Inc.	61,432	4,807
*	General Motors Co.	132,300	4,017
*	Hanesbrands Inc.	140,387	4,008
*	K12 Inc.	119,865	3,972
*	Liberty Media Corp. - Capital	44,434	3,810
*	Ford Motor Co.	275,900	3,805
*	Liberty Media Corp. - Interactive	225,941	3,789
	Gannett Co. Inc.	241,600	3,460
	International Game Technology	157,171	2,763
	Omnicom Group Inc.	56,224	2,708
	Lear Corp.	50,300	2,690
*	Royal Caribbean Cruises Ltd.	68,800	2,590
	CBS Corp. Class A	85,148	2,450
*,^ CC Media Holdings Inc. Class A		292,110	2,300
	KB Home	227,133	2,221
	Cooper Tire & Rubber Co.	98,860	1,956
	PF Chang's China Bistro Inc.	48,410	1,948
	PRIMEDIA Inc.	242,341	1,709
*	TRW Automotive Holdings Corp.	27,400	1,617
*	Mohawk Industries Inc.	25,590	1,535
	Express Inc.	69,787	1,521
	Ameristar Casinos Inc.	62,487	1,482
	Interpublic Group of Cos. Inc.	118,031	1,475
*	Bed Bath & Beyond Inc.	23,300	1,360
*	Red Robin Gourmet Burgers Inc.	36,818	1,339
*	Liberty Media Corp. - Starz	17,561	1,321
*	Madison Square Garden Co. Class A	42,252	1,163
*	Career Education Corp.	49,574	1,049
	Walt Disney Co.	24,700	964
*	Pier 1 Imports Inc.	63,124	730
*	Dollar Tree Inc.	10,238	682
*	Discovery Communications Inc. Class A	12,827	525
	Bob Evans Farms Inc.	14,892	521
	Sturm Ruger & Co. Inc.	20,139	442
*	Biglari Holdings Inc.	1,130	442
	Lincoln Educational Services Corp.	22,932	393
*	Cavco Industries Inc.	8,044	362
*	Jakks Pacific Inc.	18,443	340
*	Papa John's International Inc.	9,571	318
	CEC Entertainment Inc.	7,508	301
*	Discovery Communications Inc.	7,303	267
*	Ascent Media Corp. Class A	2,330	123
*	Sun-Times Media Group Inc. Class A	130,959	—
			381,388
Consumer Staples (4.6%)
	Costco Wholesale Corp.	372,680	30,277
	Tyson Foods Inc. Class A	1,455,771	28,271
	Lorillard Inc.	224,943	24,490
	Philip Morris International Inc.	315,609	21,073
	Kroger Co.	603,002	14,954

Estee Lauder Cos. Inc. Class A	120,358	12,661
ConAgra Foods Inc.	424,889	10,966
Bunge Ltd.	141,600	9,763
* Smithfield Foods Inc.	413,401	9,041
Altria Group Inc.	329,737	8,708
* Constellation Brands Inc. Class A	272,500	5,674
Dr Pepper Snapple Group Inc.	107,038	4,488
Walgreen Co.	97,051	4,121
PepsiCo Inc.	56,849	4,004
Wal-Mart Stores Inc.	30,999	1,647
Flowers Foods Inc.	43,115	950
* Omega Protein Corp.	52,359	723
Hormel Foods Corp.	18,483	551
B&G Foods Inc. Class A	20,045	413
* Chiquita Brands International Inc.	26,879	350
* Boston Beer Co. Inc. Class A	3,632	325
Universal Corp.	8,595	324
Fresh Del Monte Produce Inc.	10,956	292
* Central Garden and Pet Co. Class A	27,301	277
* Alliance One International Inc.	57,800	187
SUPERVALU Inc.	16,485	155
		194,685
Energy (3.0%)
ConocoPhillips	478,267	35,961
Chevron Corp.	341,125	35,081
Marathon Oil Corp.	209,200	11,021
Exxon Mobil Corp.	132,856	10,812
Devon Energy Corp.	134,990	10,639
Hess Corp.	108,600	8,119
SEACOR Holdings Inc.	37,303	3,729
EOG Resources Inc.	23,282	2,434
Valero Energy Corp.	92,066	2,354
* Tesoro Corp.	90,600	2,076
National Oilwell Varco Inc.	18,814	1,471
Anadarko Petroleum Corp.	19,100	1,466
Baker Hughes Inc.	11,500	834
		125,997
Financials (6.5%)
Travelers Cos. Inc.	507,757	29,643
Annaly Capital Management Inc.	1,327,135	23,942
Capital One Financial Corp.	453,553	23,435
SL Green Realty Corp.	239,079	19,812
* Berkshire Hathaway Inc. Class B	230,250	17,819
Bank of America Corp.	1,391,757	15,254
Legg Mason Inc.	403,172	13,208
Citigroup Inc.	310,570	12,932
JPMorgan Chase & Co.	293,922	12,033
Lazard Ltd. Class A	296,445	10,998
* CB Richard Ellis Group Inc. Class A	409,195	10,275
American Express Co.	184,719	9,550
* MBIA Inc.	784,137	6,814
Moody's Corp.	148,129	5,681
Marshall & Ilsley Corp.	670,600	5,345
Prosperity Bancshares Inc.	112,260	4,919
Cash America International Inc.	84,800	4,907
* CIT Group Inc.	103,891	4,598
M&T Bank Corp.	46,082	4,053

	Mercury General Corp.	87,648	3,461
	Regions Financial Corp.	536,400	3,326
*	Markel Corp.	7,262	2,882
	KeyCorp	323,400	2,694
	Assurant Inc.	65,173	2,364
	Synovus Financial Corp.	1,113,400	2,316
^	Federated Investors Inc. Class B	87,649	2,090
	Huntington Bancshares Inc.	301,544	1,978
*	MGIC Investment Corp.	315,122	1,875
	New York Community Bancorp Inc.	109,840	1,647
*	World Acceptance Corp.	24,564	1,611
	Commerce Bancshares Inc.	34,469	1,482
	Progressive Corp.	55,570	1,188
*	PHH Corp.	52,371	1,075
	Bank of Hawaii Corp.	20,818	968
	Astoria Financial Corp.	73,915	945
	Reinsurance Group of America Inc. Class A	14,750	898
*	CNO Financial Group Inc.	100,521	795
	American Equity Investment Life Holding Co.	62,120	790
	Montpelier Re Holdings Ltd.	37,348	672
^	RAIT Financial Trust	277,024	582
	Symetra Financial Corp.	43,115	579
	Republic Bancorp Inc. Class A	27,308	543
	Ameriprise Financial Inc.	9,332	538
	Advance America Cash Advance Centers Inc.	45,200	311
	Community Bank System Inc.	12,390	307
	Maiden Holdings Ltd.	32,585	297
	Interactive Brokers Group Inc.	18,673	292
*	National Financial Partners Corp.	22,384	258
	Calamos Asset Management Inc. Class A	17,710	257
	Horace Mann Educators Corp.	3,655	57
	Meadowbrook Insurance Group Inc.	4,783	47
*	Washington Mutual Inc.	166,300	21
*,3 JG Wentworth Inc.		1	—
			274,364
Health Care (6.2%)
	UnitedHealth Group Inc.	609,045	31,415
	WellPoint Inc.	343,004	27,018
*	Forest Laboratories Inc.	659,876	25,960
	Eli Lilly & Co.	687,994	25,820
	Humana Inc.	319,324	25,718
*	Biogen Idec Inc.	191,776	20,505
	Aetna Inc.	396,189	17,468
	Pfizer Inc.	813,300	16,754
	Bristol-Myers Squibb Co.	477,311	13,823
	Johnson & Johnson	159,400	10,603
*	AMERIGROUP Corp.	122,308	8,619
*	Gilead Sciences Inc.	206,200	8,539
*	Par Pharmaceutical Cos. Inc.	134,755	4,444
*	Magellan Health Services Inc.	61,045	3,342
*	Molina Healthcare Inc.	104,051	2,822
*	Waters Corp.	26,521	2,539
*	Health Management Associates Inc. Class A	209,900	2,263
*	Kindred Healthcare Inc.	82,804	1,778
*	Centene Corp.	47,110	1,674
	CIGNA Corp.	32,470	1,670
	Medicis Pharmaceutical Corp. Class A	42,725	1,631

*	Impax Laboratories Inc.	70,354	1,533
*	Intuitive Surgical Inc.	3,069	1,142
	Patterson Cos. Inc.	34,392	1,131
	Merck & Co. Inc.	25,259	891
*	Medco Health Solutions Inc.	13,800	780
*	Jazz Pharmaceuticals Inc.	20,031	668
*	Health Net Inc.	16,523	530
*	Insmed Inc.	35,390	424
	PDL BioPharma Inc.	61,201	359
	Universal American Corp.	28,000	307
*	Depomed Inc.	35,716	292
*	WellCare Health Plans Inc.	5,640	290
*	Greatbatch Inc.	10,299	276
*	Sun Healthcare Group Inc.	22,294	179
			263,207
Industrials (2.5%)
	Northrop Grumman Corp.	274,433	19,032
*	Kansas City Southern	319,163	18,936
*	Delta Air Lines Inc.	1,479,421	13,566
	Towers Watson & Co. Class A	189,563	12,456
	Ingersoll-Rand plc	192,186	8,727
	Viad Corp.	305,697	6,814
	Raytheon Co.	127,479	6,355
*	AMR Corp.	925,604	4,998
*	US Airways Group Inc.	488,743	4,355
	Expeditors International of Washington Inc.	46,439	2,377
	Deere & Co.	22,424	1,849
*,^ Ultrapetrol Bahamas Ltd.		363,983	1,798
*	Stericycle Inc.	12,676	1,130
	Lockheed Martin Corp.	12,122	982
*	Hawaiian Holdings Inc.	159,762	911
*	AGCO Corp.	15,400	760
	Heidrick & Struggles International Inc.	28,147	637
	Pitney Bowes Inc.	26,200	602
	Unifirst Corp.	9,047	508
*	Consolidated Graphics Inc.	7,804	429
	Standex International Corp.	12,811	393
*	GenCorp Inc.	52,040	334
	JB Hunt Transport Services Inc.	5,521	260
*	Huntington Ingalls Industries Inc.	4,416	153
			108,362
Information Technology (3.6%)
*	Gartner Inc.	383,932	15,469
	Hewlett-Packard Co.	389,858	14,191
*	Western Digital Corp.	354,853	12,910
	Computer Sciences Corp.	270,845	10,281
*	eBay Inc.	308,853	9,967
*	Flextronics International Ltd.	1,477,301	9,484
*	Dell Inc.	490,500	8,177
*	LSI Corp.	1,046,539	7,451
	Corning Inc.	406,944	7,386
*	Vishay Intertechnology Inc.	467,877	7,037
*	Alliance Data Systems Corp.	66,211	6,228
	DST Systems Inc.	104,406	5,513
*	Lexmark International Inc. Class A	176,919	5,177
	Microsoft Corp.	187,113	4,865
*	Motorola Solutions Inc.	94,131	4,334

FLIR Systems Inc.	101,717	3,429
Xerox Corp.	316,371	3,293
* Google Inc. Class A	4,949	2,506
Forrester Research Inc.	73,198	2,413
Mastercard Inc. Class A	7,627	2,298
* Sapient Corp.	148,585	2,233
* VistaPrint NV	43,165	2,065
* CACI International Inc. Class A	26,621	1,679
Cisco Systems Inc.	67,600	1,055
* Photronics Inc.	83,300	705
* Insight Enterprises Inc.	24,200	429
* Vishay Precision Group Inc.	22,504	380
* Hackett Group Inc.	53,160	271
* AOL Inc.	5,380	107
		151,333
Materials (2.1%)
Freeport-McMoRan Copper & Gold Inc.	320,345	16,946
Domtar Corp.	149,766	14,186
MeadWestvaco Corp.	326,647	10,881
Dow Chemical Co.	217,100	7,816
Monsanto Co.	94,297	6,840
Scotts Miracle-Gro Co. Class A	122,405	6,281
LyondellBasell Industries NV Class A	123,482	4,757
Cabot Corp.	73,473	2,929
Alcoa Inc.	169,000	2,680
Boise Inc.	253,655	1,976
Praxair Inc.	17,943	1,945
* AbitibiBowater Inc.	78,674	1,597
* Clearwater Paper Corp.	21,549	1,471
Minerals Technologies Inc.	22,108	1,466
Ashland Inc.	19,533	1,262
Innophos Holdings Inc.	23,742	1,159
Commercial Metals Co.	57,227	821
Eastman Chemical Co.	7,518	767
* Georgia Gulf Corp.	30,616	739
* KapStone Paper and Packaging Corp.	44,552	738
Buckeye Technologies Inc.	24,400	658
* OM Group Inc.	14,179	576
Sherwin-Williams Co.	5,502	461
* Ferro Corp.	32,996	444
PH Glatfelter Co.	27,000	415
Stepan Co.	5,024	356
* Mercer International Inc.	23,757	240
		90,407
Telecommunication Services (0.6%)
* NII Holdings Inc.	210,534	8,923
AT&T Inc.	177,000	5,560
* Level 3 Communications Inc.	2,159,498	5,269
Verizon Communications Inc.	97,159	3,617
Telephone & Data Systems Inc.	42,111	1,309
* Cincinnati Bell Inc.	118,179	392
* Vonage Holdings Corp.	24,536	108
		25,178
Utilities (0.1%)
DTE Energy Co.	66,000	3,301

Portland General Electric Co.			47,225	1,194
				4,495
Total United States				1,619,416
Total Common Stocks (Cost $3,198,782)				4,072,869
Preferred Stocks (0.0%)
Malaysian Airline System Bhd. Pfd.			183,333	54

Total Preferred Stocks (Cost $75)				54
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Convertible Bonds (0.1%)
Consumer Discretionary (0.0%)
Sotheby's Cvt.	3.125%	6/15/13	787	1,106

Financials (0.0%)
2 SL Green Operating Partnership LP Cvt.	3.000%	3/30/27	1,032	1,032

Industrials (0.0%)
AMR Corp. Cvt.	6.250%	10/15/14	452	438
US Airways Group Inc. Cvt.	7.250%	5/15/14	184	391
				829
Telecommunication Services (0.1%)
NII Holdings Inc. Cvt.	3.125%	6/15/12	2,998	3,002
Total Convertible Bonds (Cost $4,463)				5,969
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.7%)[1]
Money Market Fund (4.5%)
[4,5] Vanguard Market Liquidity Fund	0.140%		190,242,932	190,243

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[6,7] Fannie Mae Discount Notes	0.070%	10/4/11	3,000	2,999
[6,7] Federal Home Loan Bank Discount Notes	0.065%	8/10/11	3,000	3,000
[6,7] Federal Home Loan Bank Discount Notes	0.070%	8/17/11	3,000	2,999
[6,7] Freddie Mac Discount Notes	0.080%	8/15/11	1,000	1,000
7 Freddie Mac Discount Notes	0.070%	10/7/11	1,100	1,100
				11,098
Total Temporary Cash Investments (Cost $201,342)				201,341
Total Investments (100.4%) (Cost $3,404,662)				4,280,233
Other Assets and Liabilities-Net (-0.4%)[5,6]				(18,328)
Net Assets (100%)				4,261,905

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,627,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was $7,711,000, representing 0.2% of net assets.

3 Restricted security represents 0.0% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $21,148,000 of collateral received for securities on loan.
6 Securities with a value of $8,999,000 and cash of $500,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

Global Equity Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – International	198,077	2,255,376	—
Common Stocks - Domestic	1,619,416	—	—
Preferred Stocks	—	54	—
Convertible Bonds	—	5,969	—
Temporary Cash Investments	190,243	11,098	—
Futures Contracts—Assets[1]	1,478	—	—
Forward Currency Contracts—Assets	—	565	—
Forward Currency Contracts—Liabilities	—	(456)	—
Total	2,009,214	2,272,606	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended June 30, 2011:

Investments in
Common Stocks-
International
Amount valued based on Level 3 Inputs	($000)
Balance as of September 30, 2010	57
Net Realized Gain (Loss)	(9,930)
Change in Unrealized Appreciation (Depreciation)	9,873
Balance as of June 30, 2011	—

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk

Global Equity Fund

based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	September 2011	135	44,398	1,186
Dow Jones EURO STOXX 50 Index	September 2011	573	23,660	773
E-mini S&P 500 Index	September 2011	314	20,653	661
FTSE 100 Index	September 2011	175	16,583	486
S&P ASX 200 Index	September 2011	113	13,915	281
Topix Index	September 2011	130	13,674	568
MSCI Taiwan Index	July 2011	50	1,481	21

Unrealized appreciation (depreciation) on open S&P 500 Index, E-mini S&P 500 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Goldman Sachs Bank USA	7/15/11	USD	5,225 JPY	421,234	30
UBS AG	9/21/11	EUR	15,786 USD	22,832	357
Goldman Sachs Bank USA	7/15/11	USD	19,795 CAD	19,105	(253)
UBS AG	9/21/11	GBP	5,405 USD	8,669	(131)
UBS AG	9/21/11	GBP	4,622 USD	7,412	40
UBS AG	9/21/11	AUD	12,735 USD	13,489	138
UBS AG	9/14/11	JPY	1,058,467 USD	13,112	(72)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Global Equity Fund

E. At June 30, 2011, the cost of investment securities for tax purposes was $3,423,270,000. Net unrealized appreciation of investment securities for tax purposes was $856,963,000, consisting of unrealized gains of $1,069,283,000 on securities that had risen in value since their purchase and $212,320,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (98.8%)[1]
Consumer Discretionary (13.0%)
* Tempur-Pedic International Inc.	36,900	2,503
Polaris Industries Inc.	19,600	2,179
Dillard's Inc. Class A	35,100	1,830
Brinker International Inc.	74,700	1,827
* Panera Bread Co. Class A	14,500	1,822
Sinclair Broadcast Group Inc. Class A	152,304	1,672
Williams-Sonoma Inc.	43,118	1,573
Finish Line Inc. Class A	67,100	1,436
* Domino's Pizza Inc.	50,900	1,285
* ANN Inc.	49,100	1,281
Weight Watchers International Inc.	16,900	1,275
* Warnaco Group Inc.	24,400	1,275
* TRW Automotive Holdings Corp.	20,460	1,208
* Coinstar Inc.	21,800	1,189
Sotheby's	27,300	1,188
Express Inc.	51,500	1,123
* Dana Holding Corp.	61,200	1,120
* Sally Beauty Holdings Inc.	58,100	993
* Pier 1 Imports Inc.	79,100	915
* CROCS Inc.	33,700	868
* iRobot Corp.	23,800	840
Rent-A-Center Inc.	25,900	791
* Saks Inc.	68,600	766
* Biglari Holdings Inc.	1,947	761
American Greetings Corp. Class A	29,200	702
PF Chang's China Bistro Inc.	15,900	640
* DSW Inc. Class A	11,600	587
* Journal Communications Inc. Class A	105,075	543
* Cheesecake Factory Inc.	15,200	477
Ameristar Casinos Inc.	19,800	469
Movado Group Inc.	27,400	469
* Papa John's International Inc.	13,615	453
Oxford Industries Inc.	12,500	422
PEP Boys-Manny Moe & Jack	37,300	408
* Steven Madden Ltd.	10,350	388
* JOS A Bank Clothiers Inc.	6,650	333
Scholastic Corp.	12,400	330
Cato Corp. Class A	11,000	317
* Lions Gate Entertainment Corp.	43,800	290
* AFC Enterprises Inc.	13,400	220
Stein Mart Inc.	22,700	219
* Ulta Salon Cosmetics & Fragrance Inc.	2,600	168
Lincoln Educational Services Corp.	6,738	116
* American Axle & Manufacturing Holdings Inc.	5,100	58

* DineEquity Inc.	900	47
		39,376
Consumer Staples (3.2%)
B&G Foods Inc. Class A	79,500	1,639
Ruddick Corp.	33,600	1,463
Coca-Cola Bottling Co. Consolidated	17,100	1,157
* Boston Beer Co. Inc. Class A	10,100	905
Nu Skin Enterprises Inc. Class A	16,500	620
SUPERVALU Inc.	65,100	613
Lancaster Colony Corp.	9,000	547
* Central Garden and Pet Co. Class A	46,506	472
* BJ's Wholesale Club Inc.	9,100	458
* TreeHouse Foods Inc.	7,800	426
Inter Parfums Inc.	12,700	292
Spartan Stores Inc.	13,600	266
Herbalife Ltd.	2,800	161
J&J Snack Foods Corp.	2,900	145
* Susser Holdings Corp.	8,800	138
National Beverage Corp.	8,800	129
Corn Products International Inc.	2,000	111
* Rite Aid Corp.	44,200	59
		9,601
Energy (6.3%)
SEACOR Holdings Inc.	18,900	1,889
* Complete Production Services Inc.	48,000	1,601
W&T Offshore Inc.	61,200	1,599
Core Laboratories NV	13,400	1,495
* Stone Energy Corp.	48,800	1,483
RPC Inc.	56,450	1,385
Delek US Holdings Inc.	83,700	1,314
* OYO Geospace Corp.	12,100	1,210
SM Energy Co.	16,100	1,183
* Energy Partners Ltd.	62,300	923
Crosstex Energy Inc.	63,600	757
* Gulfport Energy Corp.	25,200	748
Frontier Oil Corp.	17,600	569
* Petroquest Energy Inc.	64,114	450
Berry Petroleum Co. Class A	6,700	356
* Newpark Resources Inc.	38,000	345
* Energy XXI Bermuda Ltd.	9,130	303
* Gran Tierra Energy Inc.	40,300	266
* Swift Energy Co.	6,700	250
CARBO Ceramics Inc.	1,500	244
* Tetra Technologies Inc.	16,300	208
* Clayton Williams Energy Inc.	2,100	126
* Cloud Peak Energy Inc.	4,200	89
* Venoco Inc.	5,229	67
		18,860
Financials (19.8%)
* Credit Acceptance Corp.	21,410	1,808
* World Acceptance Corp.	26,900	1,764
* Signature Bank	30,300	1,733
Nelnet Inc. Class A	75,648	1,669
RLI Corp.	26,700	1,653
Camden Property Trust	21,600	1,374
* American Capital Ltd.	137,400	1,364
* CNO Financial Group Inc.	158,000	1,250
Allied World Assurance Co. Holdings Ltd.	21,400	1,232
Cash America International Inc.	21,213	1,228

East West Bancorp Inc.	60,600	1,225
Taubman Centers Inc.	19,300	1,143
Bank of Hawaii Corp.	23,600	1,098
CBL & Associates Properties Inc.	56,500	1,024
Meadowbrook Insurance Group Inc.	100,100	992
* Forest City Enterprises Inc. Class A	52,700	984
Developers Diversified Realty Corp.	69,700	983
Bank of the Ozarks Inc.	18,600	968
Infinity Property & Casualty Corp.	17,300	946
Apartment Investment & Management Co.	36,600	934
Post Properties Inc.	22,900	933
WesBanco Inc.	46,911	922
Prosperity Bancshares Inc.	20,700	907
Extra Space Storage Inc.	41,500	885
Brandywine Realty Trust	74,400	862
MarketAxess Holdings Inc.	33,400	837
Potlatch Corp.	23,000	811
* ProAssurance Corp.	11,500	805
Lexington Realty Trust	86,300	788
* Strategic Hotels & Resorts Inc.	110,500	782
Community Bank System Inc.	31,000	768
Provident Financial Services Inc.	52,500	752
National Health Investors Inc.	16,900	751
Ashford Hospitality Trust Inc.	58,200	725
U-Store-It Trust	68,600	722
Medical Properties Trust Inc.	62,200	715
Colonial Properties Trust	34,070	695
Amtrust Financial Services Inc.	30,500	695
Sun Communities Inc.	18,600	694
International Bancshares Corp.	41,400	693
* First Industrial Realty Trust Inc.	60,100	688
* Tejon Ranch Co.	19,900	679
First Financial Corp.	20,400	668
Ramco-Gershenson Properties Trust	53,800	666
Unitrin Inc.	22,400	665
1st Source Corp.	31,599	655
Pennsylvania REIT	40,826	641
Glimcher Realty Trust	66,400	631
City Holding Co.	18,562	613
Universal Health Realty Income Trust	15,300	612
Urstadt Biddle Properties Inc. Class A	33,600	608
CapitalSource Inc.	91,000	587
Montpelier Re Holdings Ltd.	32,500	585
UMB Financial Corp.	13,800	578
Astoria Financial Corp.	45,000	576
United Bankshares Inc.	22,600	553
CapLease Inc.	111,800	549
Trustmark Corp.	23,222	544
National Retail Properties Inc.	21,100	517
Omega Healthcare Investors Inc.	23,400	492
* Nara Bancorp Inc.	52,600	428
Equity Lifestyle Properties Inc.	6,700	418
First Citizens BancShares Inc. Class A	2,214	415
Getty Realty Corp.	14,900	376
Dime Community Bancshares Inc.	25,300	368
Chemical Financial Corp.	18,000	338
Aspen Insurance Holdings Ltd.	13,000	334
Winthrop Realty Trust	27,600	330
FBL Financial Group Inc. Class A	8,000	257
Advance America Cash Advance Centers Inc.	36,730	253

First Financial Bankshares Inc.	6,150	212
Alexander's Inc.	500	198
Cardinal Financial Corp.	17,700	194
NBT Bancorp Inc.	8,600	190
* FelCor Lodging Trust Inc.	35,000	187
Bancfirst Corp.	4,778	184
Community Trust Bancorp Inc.	6,600	183
Southside Bancshares Inc.	8,820	175
OneBeacon Insurance Group Ltd. Class A	12,000	161
Washington Trust Bancorp Inc.	6,900	158
Fulton Financial Corp.	14,700	157
ViewPoint Financial Group	10,350	143
Protective Life Corp.	5,200	120
Capital Southwest Corp.	1,139	105
GAMCO Investors Inc.	2,200	102
MainSource Financial Group Inc.	11,200	93
Flushing Financial Corp.	6,800	88
* Ezcorp Inc. Class A	2,100	75
Camden National Corp.	2,200	72
Danvers Bancorp Inc.	2,800	63
* FPIC Insurance Group Inc.	1,100	46
Essex Property Trust Inc.	300	41
Ames National Corp.	1,800	33
* Meridian Interstate Bancorp Inc.	1,200	16
		59,734
Health Care (12.2%)
Cooper Cos. Inc.	26,900	2,131
* AMERIGROUP Corp.	28,700	2,022
* Magellan Health Services Inc.	34,300	1,878
* Cubist Pharmaceuticals Inc.	51,700	1,861
* Sirona Dental Systems Inc.	34,200	1,816
* Cepheid Inc.	47,100	1,631
* Health Net Inc.	47,400	1,521
* AVEO Pharmaceuticals Inc.	73,068	1,506
* Bruker Corp.	70,000	1,425
* Health Management Associates Inc. Class A	119,900	1,292
* Par Pharmaceutical Cos. Inc.	35,800	1,181
* Molina Healthcare Inc.	42,909	1,164
PDL BioPharma Inc.	196,000	1,150
* Team Health Holdings Inc.	50,600	1,139
* Impax Laboratories Inc.	49,500	1,079
STERIS Corp.	28,500	997
Medicis Pharmaceutical Corp. Class A	26,100	996
* Targacept Inc.	45,400	956
Chemed Corp.	14,300	937
* LifePoint Hospitals Inc.	23,100	903
* Questcor Pharmaceuticals Inc.	33,300	802
* Healthsouth Corp.	30,500	801
Invacare Corp.	23,400	777
* Healthspring Inc.	16,800	775
* Medicines Co.	44,200	730
* Air Methods Corp.	8,700	650
* Affymetrix Inc.	61,500	488
* Sunrise Senior Living Inc.	46,800	446
* WellCare Health Plans Inc.	8,600	442
* Arthrocare Corp.	11,100	371
* Greatbatch Inc.	13,600	365
* Arqule Inc.	58,000	362
National Healthcare Corp.	5,400	268

* Emergent Biosolutions Inc.	11,400	257
* Triple-S Management Corp. Class B	11,000	239
* Kindred Healthcare Inc.	10,000	215
* Medivation Inc.	8,200	176
* Idenix Pharmaceuticals Inc.	32,400	162
* Enzon Pharmaceuticals Inc.	13,600	137
* Akorn Inc.	19,000	133
* Genomic Health Inc.	4,500	126
* Durect Corp.	59,400	121
Hill-Rom Holdings Inc.	2,600	120
Atrion Corp.	500	99
* Codexis Inc.	9,900	95
* Osiris Therapeutics Inc.	10,000	77
Assisted Living Concepts Inc. Class A	3,600	60
		36,879
Industrials (15.6%)
Waste Connections Inc.	64,200	2,037
* Alaska Air Group Inc.	27,600	1,890
Kennametal Inc.	43,500	1,836
Gardner Denver Inc.	21,300	1,790
* Sauer-Danfoss Inc.	29,700	1,497
* EnerSys	41,576	1,431
* Avis Budget Group Inc.	81,000	1,384
Applied Industrial Technologies Inc.	37,200	1,325
Toro Co.	21,600	1,307
* WESCO International Inc.	23,900	1,293
Brady Corp. Class A	40,200	1,289
Nordson Corp.	23,200	1,273
Timken Co.	24,900	1,255
* Esterline Technologies Corp.	15,900	1,215
Deluxe Corp.	48,000	1,186
* Amerco Inc.	12,200	1,173
* United Rentals Inc.	44,600	1,133
Briggs & Stratton Corp.	55,500	1,102
* MasTec Inc.	54,700	1,079
* Trimas Corp.	43,400	1,074
Albany International Corp.	39,500	1,042
* Kadant Inc.	30,985	976
TAL International Group Inc.	28,267	976
* Consolidated Graphics Inc.	16,800	923
* Corrections Corp. of America	40,500	877
Steelcase Inc. Class A	76,300	869
Macquarie Infrastructure Co. LLC	31,100	858
Cubic Corp.	16,600	846
Armstrong World Industries Inc.	16,800	765
AO Smith Corp.	17,150	725
Seaboard Corp.	292	706
Cascade Corp.	14,691	699
Actuant Corp. Class A	24,500	657
NACCO Industries Inc. Class A	6,742	653
* Hawaiian Holdings Inc.	110,400	629
Crane Co.	11,600	573
* Blount International Inc.	30,500	533
* Exponent Inc.	12,000	522
* Thomas & Betts Corp.	9,000	485
Werner Enterprises Inc.	18,900	473
* US Airways Group Inc.	48,400	431
Herman Miller Inc.	15,400	419
* WABCO Holdings Inc.	5,800	401

	Douglas Dynamics Inc.	24,479	387
	Vicor Corp.	20,800	336
*	EMCOR Group Inc.	11,400	334
	G&K Services Inc. Class A	9,700	328
	Standex International Corp.	9,700	298
	United Stationers Inc.	8,200	291
*	Dollar Thrifty Automotive Group Inc.	3,245	239
	Knoll Inc.	11,000	221
*	Fuel Tech Inc.	30,131	200
	Raven Industries Inc.	3,500	195
*	Furmanite Corp.	19,500	155
	HEICO Corp.	2,375	130
	HEICO Corp. Class A	3,125	124
	Schawk Inc. Class A	7,200	119
	Interface Inc. Class A	5,100	99
	Viad Corp.	4,000	89
	HNI Corp.	2,900	73
			47,225
Information Technology (17.9%)
*	MICROS Systems Inc.	41,200	2,048
*	Gartner Inc.	50,200	2,023
*	MicroStrategy Inc. Class A	11,600	1,887
*	CACI International Inc. Class A	27,600	1,741
*	VeriFone Systems Inc.	37,000	1,641
	Solera Holdings Inc.	27,600	1,633
*	Vishay Intertechnology Inc.	101,400	1,525
	Anixter International Inc.	22,200	1,451
*	Tech Data Corp.	29,400	1,437
*	Cardtronics Inc.	61,200	1,435
*	Veeco Instruments Inc.	27,700	1,341
*	Teradyne Inc.	89,331	1,322
*	Fairchild Semiconductor International Inc. Class A	77,200	1,290
	MAXIMUS Inc.	15,533	1,285
*	Entegris Inc.	126,100	1,276
	Opnet Technologies Inc.	30,600	1,253
*	Unisys Corp.	47,660	1,225
*	Atmel Corp.	86,200	1,213
*	Interactive Intelligence Inc.	34,022	1,192
*	RF Micro Devices Inc.	182,694	1,118
*	Avid Technology Inc.	58,804	1,108
*	Newport Corp.	60,000	1,090
*	Take-Two Interactive Software Inc.	71,000	1,085
*	Quantum Corp.	311,500	1,028
	Cypress Semiconductor Corp.	47,400	1,002
*	Insight Enterprises Inc.	54,700	969
*	Lattice Semiconductor Corp.	147,600	962
*	Silicon Image Inc.	144,550	934
*	JDS Uniphase Corp.	55,400	923
*	Netscout Systems Inc.	42,400	886
*	Kemet Corp.	58,800	840
*,^ Power-One Inc.		98,583	799
*	Liquidity Services Inc.	33,704	796
*	Brightpoint Inc.	96,900	786
	Micrel Inc.	73,400	777
*	TeleTech Holdings Inc.	34,500	727
*	Kulicke & Soffa Industries Inc.	64,900	723
*	Verint Systems Inc.	19,350	717
*	Powerwave Technologies Inc.	238,400	703
*	Plexus Corp.	18,747	653

* OSI Systems Inc.	15,100	649
Daktronics Inc.	50,400	544
* Manhattan Associates Inc.	15,000	517
Plantronics Inc.	13,800	504
* Cadence Design Systems Inc.	44,200	467
* SYNNEX Corp.	14,300	453
* QLogic Corp.	27,300	435
iGate Corp.	25,171	411
Mantech International Corp. Class A	8,925	396
* Synaptics Inc.	15,100	389
NIC Inc.	27,100	365
* Silicon Graphics International Corp.	19,900	342
* Radiant Systems Inc.	13,900	290
Pulse Electronics Corp.	59,800	264
* NCI Inc. Class A	10,323	235
Blackbaud Inc.	7,700	213
* Ancestry.com Inc.	3,000	124
Stamps.com Inc.	9,100	121
* DSP Group Inc.	13,700	119
Renaissance Learning Inc.	7,500	94
Heartland Payment Systems Inc.	4,000	82
* Websense Inc.	3,000	78
		53,936
Materials (6.2%)
* Rockwood Holdings Inc.	37,400	2,068
Domtar Corp.	21,800	2,065
Innophos Holdings Inc.	36,600	1,786
PolyOne Corp.	93,100	1,440
Cabot Corp.	33,700	1,344
Boise Inc.	136,802	1,066
Buckeye Technologies Inc.	35,600	960
* Hecla Mining Co.	110,600	851
* Innospec Inc.	24,700	830
* Ferro Corp.	59,300	797
* OM Group Inc.	18,700	760
* Solutia Inc.	33,000	754
Ashland Inc.	11,548	746
NewMarket Corp.	3,600	615
* Century Aluminum Co.	35,600	557
Cytec Industries Inc.	8,900	509
Neenah Paper Inc.	20,944	446
* TPC Group Inc.	8,600	337
* Graphic Packaging Holding Co.	59,400	323
* Noranda Aluminum Holding Corp.	13,000	197
* KapStone Paper and Packaging Corp.	11,300	187
* WR Grace & Co.	2,300	105
		18,743
Telecommunication Services (0.8%)
* Vonage Holdings Corp.	271,100	1,196
USA Mobility Inc.	44,300	676
Consolidated Communications Holdings Inc.	15,200	295
* General Communication Inc. Class A	19,900	240
		2,407
Utilities (3.8%)
Avista Corp.	66,600	1,711
Atmos Energy Corp.	41,400	1,377
WGL Holdings Inc.	35,700	1,374
Hawaiian Electric Industries Inc.	52,100	1,253
IDACORP Inc.	31,000	1,224

Portland General Electric Co.			42,800	1,082
NorthWestern Corp.			28,900	957
Southwest Gas Corp.			23,400	903
Unisource Energy Corp.			19,900	743
Laclede Group Inc.			10,200	386
Nicor Inc.			5,200	285
PNM Resources Inc.			13,900	233
MGE Energy Inc.			1,700	69
				11,597
Total Common Stocks (Cost $240,729)				298,358
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund	0.140%		4,152,434	4,152

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.080%	8/24/11	150,000	150
Total Temporary Cash Investments (Cost $4,303)				4,302
Total Investments (100.2%) (Cost $245,032)				302,660
Other Assets and Liabilities-Net (-0.2%)[2]				(464)
Net Assets (100%)				302,196

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $201,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.4%, respectively, of net assets.
2 Includes $223,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $150,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	298,358	—	—
Temporary Cash Investments	4,152	150	—
Futures Contracts—Assets[1]	40	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	302,537	150	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2011	44	3,632	143

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2011, the cost of investment securities for tax purposes was $245,032,000. Net unrealized appreciation of investment securities for tax purposes was $57,628,000, consisting of unrealized gains of $62,302,000 on securities that had risen in value since their purchase and $4,674,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

VANGUARD HORIZON FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.